Deferred Income Taxes (Details 1) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Non-capital Losses Carried Forward	$ 719,000	$ 1,003,000
Deferred Tax Liabilities
Book Value Of Marketable Securities	0	(205,000)
Book Value Over Tax Value Of Mineral Properties	(719,000)	(798,000)
Net Deferred Tax Assets	$ 0	$ 0